United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 08/31/17

Item 1.	Schedule of Investments

Federated Premier Intermediate Municipal Income Fund
Portfolio of Investments
August 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.6%
		Arizona—2.6%
$335,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	$346,584
1,000,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	1,076,560
1,690,000		Pima County, AZ IDA (Tucson Electric Power Co.), PCRBs (Series 2009A), 4.95%, 10/1/2020	1,822,952
320,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	349,335
		TOTAL	3,595,431
		California—15.7%
1,000,000		Alameda Corridor Transportation Authority, CA, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, (AGM INS), 10/1/2028	1,193,760
1,115,000		Bay Area Toll Authority, CA San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, (United States Treasury PRF 10/1/2020@100), 10/1/2024	1,255,155
1,500,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Revenue Bonds (Series 2011A), 5.25%, 3/1/2027	1,700,550
1,250,000		California Health Facilities Financing Authority (Scripps Health), Revenue Bonds (Series 2012A), 5.00%, 11/15/2032	1,418,337
300,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	332,313
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	672,078
1,360,000		California State (California State Fiscal Recovery Fund), Prerefunded Economic Recovery Bonds (Series 2009A), 5.00%, (United States Treasury COL), 7/1/2018	1,408,729
345,000		California State (California State Fiscal Recovery Fund), Refunding Economic Recovery Bonds (Series 2009A), 5.00%, (United States Treasury COL), 7/1/2018	357,361
1,500,000		California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2027	1,808,445
1,000,000	[1]	California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/1/2034	1,021,370
365,000	[1]	California Statewide CDA (Inland Regional Center), Revenue Bonds (Series 2007), 5.00%, (United States Treasury PRF 12/1/2017@100), 12/1/2017	368,887
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.50% TOBs, Mandatory Tender 1/15/2023	1,156,500
165,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2028	186,810
1,500,000		Los Angeles, CA USDT, UT GO Refunding Bonds (Series 2014C), 5.00%, 7/1/2030	1,807,845
1,385,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125%, (Citigroup, Inc. GTD), 11/1/2029	1,758,424
1,335,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,570,734
575,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, 5/1/2021	637,244
425,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds, 5.00%, (United States Treasury PRF 5/1/2020@100), 5/1/2021	471,283
1,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, (Original Issue Yield: 5.05%), 3/1/2031	1,106,480
1,680,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	1,949,724
		TOTAL	22,182,029
		Colorado—5.3%
750,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, 12/1/2029	809,655
2,000,000		Colorado Health Facilities Authority (Catholic Health Initiatives), Revenue Bonds (Series 2011A), 5.25%, 2/1/2031	2,126,320
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2027	1,098,430
1,000,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, (Original Issue Yield: 5.40%), 9/1/2026	1,089,610
500,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 4.00%, 12/1/2025	501,850
1,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25%, (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,273,320
510,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.00%, 12/1/2033	532,532
		TOTAL	7,431,717
		District of Columbia—1.0%
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2033	292,623
500,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	543,505

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$500,000		District of Columbia Water & Sewer Authority, Public Utility Senior Lien Revenue Bonds (Series 2017B), 5.00%, 10/1/2024	$615,570
		TOTAL	1,451,698
		Florida—3.8%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2028	1,114,160
2,300,000		Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2027	2,653,556
500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, 5/1/2029	532,720
500,000		Orlando, FL (6th Cent Contract Payments), Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25%, (AGM INS), 11/1/2020	503,745
380,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00%, (Step Coupon 11/1/2021@ 6.61%) (Original Issue Yield: 6.93%), 5/1/2040	235,630
235,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00%, (Step Coupon 11/1/2024@ 6.61%) (Original Issue Yield: 6.752%), 5/1/2040	122,129
255,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	3
210,000	[2,3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
75,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 0.00%, (Step Coupon 5/1/2018@ 6.61%) (Original Issue Yield: 6.61%), 5/1/2039	75,001
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00%, (Step Coupon 5/1/2019 @ 6.61%), 5/1/2040	105,053
90,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00% (Step Coupon 5/1/2022@ 6.61%), 5/1/2040	40,032
		TOTAL	5,382,031
		Georgia—2.7%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,091,770
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,662,945
1,000,000		Fulton County, GA Residential Care Facilties (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.00%, 7/1/2031	1,115,420
		TOTAL	3,870,135
		Guam—0.4%
500,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%) 12/1/2029	552,240
		Idaho—0.7%
875,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), 7.375%, (Original Issue Yield: 7.50%), 10/1/2029	923,930
		Illinois—8.0%
1,600,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	1,806,896
1,325,000		Chicago, IL Sales Tax, Revenue Refunding Bonds, 5.00%, (AGM INS), 1/1/2019	1,351,540
500,000		Chicago, IL Special Assessment (Lakeshore East Project), Improvement Bonds (Series 2002), 6.625%, (Original Issue Yield: 6.637%), 12/1/2022	500,110
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	1,171,290
560,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2024	663,953
1,000,000		Chicago, IL, GO Bonds (Series 2014A), 5.25%, 1/1/2033	1,069,850
500,000		Illinois Finance Authority (Loyola University of Chicago), Revenue Bonds (Series 2012B), 5.00%, 7/1/2026	562,630
1,500,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013A), 5.00%, 1/1/2030	1,711,035
1,000,000		Illinois State, UT GO Refunding Bonds (Series 2016), 5.00%, 2/1/2020	1,057,810
1,255,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,358,173
		TOTAL	11,253,287
		Indiana—3.5%
930,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2030	1,077,284
2,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2032	2,328,340

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$1,300,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	$1,462,877
		TOTAL	4,868,501
		Iowa—1.3%
800,000		Iowa Finance Authority (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	816,656
565,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2024	666,378
300,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2036	338,316
		TOTAL	1,821,350
		Kentucky—0.7%
1,000,000		Kentucky EDFA (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2031	1,051,060
		Louisiana—2.4%
1,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Refunding Bonds (Series 2016A), 5.00%, 6/1/2024	1,201,630
1,000,000		Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00%, (United States Treasury PRF 6/1/2022@100), 6/1/2024	1,177,680
1,000,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	1,065,570
		TOTAL	3,444,880
		Maine—0.5%
665,000		Maine Health & Higher Educational Facilities Authority (Maine General Medical Center), Revenue Bonds (Series 2011), 7.50%, 7/1/2032	754,748
		Maryland—0.6%
160,000		Baltimore, MD SO (East Baltimore Research Park), SO Revenue Refunding Bonds (Series 2017A), 5.00%, 9/1/2038	170,499
500,000		Maryland State EDC (Ports America Chesapeake, Inc.), Revenue Bonds (Series A), 5.125%, (Original Issue Yield: 5.25%), 6/1/2020	528,570
200,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	217,466
		TOTAL	916,535
		Massachusetts—2.8%
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,183,540
1,030,000		Massachusetts HEFA (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2023	1,146,874
500,000		Massachusetts State Development Finance Agency (Northeastern University), Revenue Bonds (Series 2012), 5.00%, 10/1/2029	574,760
		TOTAL	3,905,174
		Michigan—4.2%
850,000		Michigan State Department of Transportation, Grant Anticipation Refunding Bonds (Series 2016), 5.00%, 3/15/2027	1,063,903
750,000		Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00%, (AGM INS), 7/1/2032	857,460
1,500,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2029	1,688,505
2,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2033	2,254,760
		TOTAL	5,864,628
		Mississippi—1.2%
1,400,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	1,626,842
		New Hampshire—0.4%
500,000	[1]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	525,385
		New Jersey—5.9%
1,250,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.00%, 6/15/2034	1,335,862
750,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), 5.00%, 6/15/2031	807,555
1,500,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	1,613,985
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2032	1,712,265
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 4.625%, (Original Issue Yield: 4.85%), 6/1/2026	1,001,150
1,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00%, (Original Issue Yield: 5.015%), 6/1/2041	966,340
905,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1A), 4.50%, 6/1/2023	906,041
		TOTAL	8,343,198

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—10.1%
$495,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 5.75%, 7/15/2018	$514,785
255,000	Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 5.75%, (United States Treasury COL), 7/15/2018	266,034
1,000,000	Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Bonds (Series 2011A), 5.25%, 5/1/2027	1,149,120
1,000,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013A), 5.00%, 11/15/2031	1,167,430
1,500,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,587,525
1,000,000	New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.00%, 8/1/2030	1,177,650
250,000	New York City, NY, UT GO Bonds (Series 2014G), 5.00%, 8/1/2030	292,503
1,000,000	New York Liberty Development Corp. (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.00%, 11/15/2031	1,136,070
2,000,000	New York Liberty Development Corp. (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 1), 5.00%, 9/15/2028	2,317,460
1,000,000	New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2013C), 5.00%, 3/15/2032	1,171,420
2,000,000	New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.00%, 3/15/2027	2,522,640
665,000	Niagara Area Development Corp., NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012B), 4.00%, 11/1/2024	665,725
250,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2024	292,652
	TOTAL	14,261,014
	Ohio—5.5%
1,500,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	1,699,275
2,135,000	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2009), 5.00%, 11/1/2019	2,301,594
695,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	749,217
1,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2029	1,784,505
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2033	1,168,360
	TOTAL	7,702,951
	Pennsylvania—4.2%
2,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2026	2,190,880
1,265,000	Cumberland County, PA Municipal Authority (Asbury Pennsylvania Obligated Group), Revenue Refunding Bonds (Series 2012), 5.25%, 1/1/2032	1,298,143
1,255,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2023	1,440,426
1,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012B), 5.00%, 7/1/2018	1,022,630
	TOTAL	5,952,079
	South Carolina—1.6%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,224,660
	South Dakota—1.2%
1,500,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2027	1,684,110
	Tennessee—1.2%
1,500,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs & Co. GTD), 9/1/2021	1,686,510
	Texas—10.5%
1,500,000	Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.00%, 12/1/2036	1,647,795
270,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), 6.00%, 8/15/2033	317,088
500,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2032	542,605
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.00%, 11/1/2030	1,734,030
1,000,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.00%, (Original Issue Yield: 5.05%), 9/1/2034	1,066,380
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,034,040
500,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2012A), 5.00%, 2/15/2032	537,305

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,525,000		Houston, TX Higher Education Finance Corp. (Harmony Public Schools), Education Revenue & Refunding Bonds (Series 2014A), 5.00% (PSFG GTD), 2/15/2033	$1,743,151
1,500,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	1,734,510
415,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, (Original Issue Yield: 7.55%), 11/15/2034	469,606
750,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	766,995
1,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	1,833,960
1,270,000		University of Texas System (The Board of Regents of), Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	1,376,655
		TOTAL	14,804,120
		Washington—0.7%
1,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2029	1,032,630
		Wisconsin—0.9%
1,050,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2029	1,224,993
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $132,288,398)	140,337,866
		SHORT-TERM MUNICIPALS—0.4%
		New York—0.3%
400,000	[5]	New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.86%, 9/1/2017	400,000
		Ohio—0.1%
100,000	[5]	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 0.79%, 9/7/2017	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $500,000)	500,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $132,788,398)[6]	140,837,866
		OTHER ASSETS AND LIABILITIES—NET[7]	1,353,515
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(46,175,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$81,116,381
At August 31, 2017, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
The average notional value of short futures contracts held by the Fund throughout the period was $3,437,664. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At August 31, 2017, the Fund had no outstanding futures contracts.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2017, these restricted securities amounted to $3,615,952, which represented 4.5% of total net assets.
Additional information on restricted securities held at August 31, 2017, is as follows:

Security	Acquisition Date	Cost	Market Value
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	6/13/2014	$302,154	$332,313
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	8/27/2015	$ 629,679	$672,078
California Statewide CDA (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.00%, 11/1/2034	11/13/2014	$1,002,962	$1,021,370
California Statewide CDA (Inland Regional Center), Revenue Bonds (Series 2007), 5.00%, (United States Treasury PRF 12/1/2017@100),12/1/2017	11/30/2007	$365,276	$368,887
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2036	10/6/2016	$356,617	$346,584
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	6/8/2017	$500,000	$525,385
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	7/3/2013	$328,739	$349,335
2	Security in default.
3	Non-income-producing security.
4	Principal amount and interest were not paid upon final maturity.

5	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	At August 31, 2017, the cost of investments for federal tax purposes was $132,596,974. The net unrealized appreciation of investments for federal tax purposes was $8,240,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,388,749 and net unrealized depreciation from investments for those securities having an excess of cost over value of $147,857.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total market value at August 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 23, 2017